Acquisitions, Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition Purchase Price Allocation Abstract
Acquisitions, Divestitures and Exchanges
U.S. Cellular acquisitions in 2012 and 2011 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
(Dollars in thousands)	Purchase Price (1)	Goodwill	Licenses	Intangible Assets Subject to Amortization (2)	Net Tangible Assets (Liabilities)
2012
Licenses	$122,690	$-	$122,690	$-	$-

2011
Licenses	$4,406	$-	$4,406	$-	$-
Business (3)(4)	24,572	-	15,592	2,252	6,728
Total	$28,978	$-	$19,998	$2,252	$6,728

(1)	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)	Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.

(3)	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 7.

(4)	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

RestructuringCostsAbstract
Business divestiture financial impacts

(Dollars in thousands)	Expected Period of Realization / Incurrence (1)	Projected Range		Actual Amount Incurred Year Ended December 31, 2012

(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$-
Reimbursement of transition and exit costs	2013-2014	(150,000)	(200,000)	-
Net assets transferred	2013	210,000	230,000	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2013	5,000	15,000	10,672
Employee related costs including severance, retention and outplacement	2012-2014	15,000	25,000	12,609
Contract termination costs	2012-2014	125,000	175,000	59
Transaction costs	2012-2013	3,000	5,000	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(272,000)	$(230,000)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values (2)	2012-2014	150,000	210,000	20,058

Other Operating expenses
Non-cash charges for the write-off and write-down of various operating assets and liabilities	2013	-	10,000	-
(Increase) decrease in Operating income		$(122,000)	$(10,000)	$44,535

(1)				Represents the estimated period in which a substantial majority of such amounts will be realized or incurred.

(2)				Represents incremental depreciation, amortization and accretion anticipated to be recorded in the specified time periods as a result of revising the useful life of certain assets and revising the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the years indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the November 6, 2012 transaction date less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.

(Dollars in thousands)	Balance November 6, 2012	Costs Incurred	Cash Settlements	Non-cash Settlements	Adjustments	Balance December 31, 2012

Accrued compensation
Employee related costs including severance, retention, outplacement	$-	$12,609	$(304)	$-	$-	$12,305
Other current liabilities
Contract termination costs	$-	$59	$(29)	$-	$-	$30

Assets and liabilities held for sale
	Current Assets	Licenses	Goodwill	Other Intangible Assets	Property, Plant and Equipment	Total Assets Held for Sale	Liabilities Held for Sale (1)
(Dollars in thousands)

2012
Divestiture Transaction	$-	$140,599	$72,994	$-	$-	$213,593	$19,594
Bolingbrook Customer Care Center (2)	-	-	-	-	3,170	3,170	-
Total	$-	$140,599	$72,994	$-	$3,170	$216,763	$19,594

2011
U.S. Cellular wireless market	$4,179	$31,920	$-	$4,611	$8,937	$49,647	$1,051

(1)	Liabilities held for sale primarily consisted of Current liabilities in 2011 and Customer deposits and deferred revenues in 2012.

(2)	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.